Distribution Date:	09/12/25	CD 2017-CD4 Mortgage Trust
Determination Date:	09/08/25
Next Distribution Date:	10/10/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2017-CD4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9090
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class Rep.	RREF III Debt AIV, L.P.
Specially Serviced Loan Detail - Part 2	24		-
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515DAM6	2.012000%	28,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515DAN4	3.030000%	90,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515DAP9	3.317000%	53,102,000.00	17,530,536.22	2,203,292.88	48,457.33	12,794.51	0.00	2,264,544.72	15,327,243.34	37.19%	30.00%
A-3	12515DAQ7	3.248000%	192,000,000.00	177,004,960.39	3,478,450.10	479,093.42	19,595.62	0.00	3,977,139.14	173,526,510.29	37.19%	30.00%
A-4	12515DAR5	3.514000%	234,483,000.00	234,483,000.00	0.00	686,644.39	0.00	0.00	686,644.39	234,483,000.00	37.19%	30.00%
A-M	12515DAT1	3.746000%	70,573,000.00	70,573,000.00	0.00	220,305.38	0.00	0.00	220,305.38	70,573,000.00	26.72%	21.75%
B	12515DAU8	3.947000%	36,355,000.00	36,355,000.00	0.00	119,577.65	0.00	0.00	119,577.65	36,355,000.00	21.33%	17.50%
C	12515DAV6	4.349000%	39,564,000.00	39,564,000.00	0.00	143,386.53	0.00	0.00	143,386.53	39,564,000.00	15.46%	12.88%
D	12515DAF1	3.300000%	44,910,000.00	44,910,000.00	0.00	123,502.50	0.00	0.00	123,502.50	44,910,000.00	8.79%	7.63%
E	12515DAG9	3.300000%	21,386,000.00	21,386,000.00	0.00	58,811.50	0.00	0.00	58,811.50	21,386,000.00	5.62%	5.13%
F	12515DAH7	3.300000%	8,554,000.00	8,554,000.00	0.00	23,523.50	0.00	0.00	23,523.50	8,554,000.00	4.35%	4.13%
G*	12515DAJ3	3.300000%	35,286,789.00	29,339,349.70	0.00	33,015.84	0.00	0.00	33,015.84	29,339,349.70	0.00%	0.00%
VRR	N/A	4.815622%	45,022,523.00	35,773,679.80	299,039.16	141,051.62	2,521.07	0.00	442,611.85	35,474,640.64	0.00%	0.00%
S	12515DBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515DAL8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,450,312.00	715,473,526.11	5,980,782.14	2,077,369.66	34,911.20	0.00	8,093,063.00	709,492,743.97

X-A	12515DAS3	1.370005%	669,372,000.00	499,591,496.60	0.00	570,369.20	15,510.17	0.00	585,879.37	493,909,753.63
X-B	12515DAA2	0.659126%	75,919,000.00	75,919,000.00	0.00	41,700.14	0.00	0.00	41,700.14	75,919,000.00
X-D	12515DAB0	1.515622%	44,910,000.00	44,910,000.00	0.00	56,722.14	0.00	0.00	56,722.14	44,910,000.00
X-E	12515DAC8	1.515622%	21,386,000.00	21,386,000.00	0.00	27,010.91	0.00	0.00	27,010.91	21,386,000.00
X-F	12515DAD6	1.515622%	8,554,000.00	8,554,000.00	0.00	10,803.86	0.00	0.00	10,803.86	8,554,000.00
X-G	12515DAE4	1.515622%	35,286,789.00	29,339,349.70	0.00	37,056.13	0.00	0.00	37,056.13	29,339,349.70
Notional SubTotal			855,427,789.00	679,699,846.30	0.00	743,662.38	15,510.17	0.00	759,172.55	674,018,103.33

Deal Distribution Total					5,980,782.14	2,821,032.04	50,421.37	0.00	8,852,235.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515DAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515DAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515DAP9	330.12949079	41.49171180	0.91253305	0.00000000	0.00000000	0.24094215	0.00000000	42.64518700	288.63777899
A-3	12515DAQ7	921.90083536	18.11692760	2.49527823	0.00000000	0.00000000	0.10206052	0.00000000	20.71426635	903.78390776
A-4	12515DAR5	1,000.00000000	0.00000000	2.92833335	0.00000000	0.00000000	0.00000000	0.00000000	2.92833335	1,000.00000000
A-M	12515DAT1	1,000.00000000	0.00000000	3.12166664	0.00000000	0.00000000	0.00000000	0.00000000	3.12166664	1,000.00000000
B	12515DAU8	1,000.00000000	0.00000000	3.28916655	0.00000000	0.00000000	0.00000000	0.00000000	3.28916655	1,000.00000000
C	12515DAV6	1,000.00000000	0.00000000	3.62416667	0.00000000	0.00000000	0.00000000	0.00000000	3.62416667	1,000.00000000
D	12515DAF1	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
E	12515DAG9	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
F	12515DAH7	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
G	12515DAJ3	831.45422215	0.00000000	0.93564308	1.35085598	25.10722979	0.00000000	0.00000000	0.93564308	831.45422215
VRR	N/A	794.57296962	6.64199028	3.13291239	0.05572344	1.03570095	0.05599575	0.00000000	9.83089841	787.93097935
S	12515DBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515DAL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515DAS3	746.35852202	0.00000000	0.85209599	0.00000000	0.00000000	0.02317123	0.00000000	0.87526722	737.87035255
X-B	12515DAA2	1,000.00000000	0.00000000	0.54927146	0.00000000	0.00000000	0.00000000	0.00000000	0.54927146	1,000.00000000
X-D	12515DAB0	1,000.00000000	0.00000000	1.26301804	0.00000000	0.00000000	0.00000000	0.00000000	1.26301804	1,000.00000000
X-E	12515DAC8	1,000.00000000	0.00000000	1.26301833	0.00000000	0.00000000	0.00000000	0.00000000	1.26301833	1,000.00000000
X-F	12515DAD6	1,000.00000000	0.00000000	1.26301847	0.00000000	0.00000000	0.00000000	0.00000000	1.26301847	1,000.00000000
X-G	12515DAE4	831.45422215	0.00000000	1.05014174	0.00000000	0.00000000	0.00000000	0.00000000	1.05014174	831.45422215

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	48,457.32	0.00	48,457.32	0.00	0.00	0.00	48,457.33	0.00
A-3	08/01/25 - 08/30/25	30	0.00	479,093.43	0.00	479,093.43	0.00	0.00	0.00	479,093.42	0.00
A-4	08/01/25 - 08/30/25	30	0.00	686,644.39	0.00	686,644.39	0.00	0.00	0.00	686,644.39	0.00
X-A	08/01/25 - 08/30/25	30	0.00	570,369.20	0.00	570,369.20	0.00	0.00	0.00	570,369.20	0.00
X-B	08/01/25 - 08/30/25	30	0.00	41,700.14	0.00	41,700.14	0.00	0.00	0.00	41,700.14	0.00
X-D	08/01/25 - 08/30/25	30	0.00	56,722.14	0.00	56,722.14	0.00	0.00	0.00	56,722.14	0.00
X-E	08/01/25 - 08/30/25	30	0.00	27,010.91	0.00	27,010.91	0.00	0.00	0.00	27,010.91	0.00
X-F	08/01/25 - 08/30/25	30	0.00	10,803.86	0.00	10,803.86	0.00	0.00	0.00	10,803.86	0.00
X-G	08/01/25 - 08/30/25	30	0.00	37,056.13	0.00	37,056.13	0.00	0.00	0.00	37,056.13	0.00
A-M	08/01/25 - 08/30/25	30	0.00	220,305.38	0.00	220,305.38	0.00	0.00	0.00	220,305.38	0.00
B	08/01/25 - 08/30/25	30	0.00	119,577.65	0.00	119,577.65	0.00	0.00	0.00	119,577.65	0.00
C	08/01/25 - 08/30/25	30	0.00	143,386.53	0.00	143,386.53	0.00	0.00	0.00	143,386.53	0.00
D	08/01/25 - 08/30/25	30	0.00	123,502.50	0.00	123,502.50	0.00	0.00	0.00	123,502.50	0.00
E	08/01/25 - 08/30/25	30	0.00	58,811.50	0.00	58,811.50	0.00	0.00	0.00	58,811.50	0.00
F	08/01/25 - 08/30/25	30	0.00	23,523.50	0.00	23,523.50	0.00	0.00	0.00	23,523.50	0.00
G	08/01/25 - 08/30/25	30	838,286.15	80,683.21	0.00	80,683.21	47,667.37	0.00	0.00	33,015.84	885,953.52
VRR	08/01/25 - 08/30/25	30	44,121.07	143,560.42	0.00	143,560.42	2,508.81	0.00	0.00	141,051.62	46,629.87
Totals			882,407.22	2,871,208.21	0.00	2,871,208.21	50,176.18	0.00	0.00	2,821,032.04	932,583.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515DAW4	4.815622%	11,437,995.00	8,536,844.93	97,087.64	34,258.51	599.79	0.00	131,945.94	8,439,757.29
V-A (EC)	N/A	4.815622%	23,792,115.00	17,757,447.55	201,951.51	71,260.96	1,247.61	0.00	274,460.08	17,555,496.04
V-BC (Cert)	12515DBV5	4.815622%	1,297,277.00	1,297,277.00	0.00	5,206.00	92.19	0.00	5,298.19	1,297,277.00
V-BC (EC)	N/A	4.815622%	2,698,460.00	2,698,460.00	0.00	10,828.97	191.77	0.00	11,020.74	2,698,460.00
V-D (Cert)	12515DBR4	4.815622%	767,406.00	767,406.00	0.00	3,079.61	54.54	0.00	3,134.15	767,406.00
V-D (EC)	N/A	4.815622%	1,596,278.00	1,596,278.00	0.00	6,405.90	113.44	0.00	6,519.34	1,596,278.00
V-E (Cert)	12515DBS2	4.815622%	1,114,572.00	1,012,943.55	0.00	3,250.44	71.99	0.00	3,322.43	1,012,943.55
V-E (EC)	N/A	4.815622%	2,318,420.00	2,107,022.77	0.00	6,761.23	149.74	0.00	6,910.97	2,107,022.77
Regular Interest Total			45,022,523.00	35,773,679.80	299,039.15	141,051.62	2,521.07	0.00	442,611.84	35,474,640.65

Exchangeable Certificate Details
V-A	12515DAW4	4.815622%	35,230,110.00	8,536,844.93	97,087.64	34,258.51	599.79	0.00	131,945.94	8,439,757.29
V-BC	12515DBV5	4.815622%	3,995,737.00	1,297,277.00	0.00	5,206.00	92.19	0.00	5,298.19	1,297,277.00
V-D	12515DBR4	4.815622%	2,363,684.00	767,406.00	0.00	3,079.61	54.54	0.00	3,134.15	767,406.00
V-E	12515DBS2	4.815622%	3,432,992.00	1,012,943.55	0.00	3,250.44	71.99	0.00	3,322.43	1,012,943.55
V-2	12515DBT0	4.815622%	45,022,523.00	24,159,208.32	201,951.51	95,257.06	1,702.57	0.00	298,911.14	23,957,256.81
Exchangeable Certificates Total			90,045,046.00	35,773,679.80	299,039.15	141,051.62	2,521.08	0.00	442,611.85	35,474,640.65

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515DAW4	242.31672652	2.75581427	0.97242132	0.00000000	0.00000000	0.01702493	0.00000000	3.74526052	239.56091224
V-BC	12515DBV5	324.66526200	0.00000000	1.30288855	0.00000000	0.00000000	0.02307209	0.00000000	1.32596064	324.66526200
V-D	12515DBR4	324.66522598	0.00000000	1.30288566	0.00000000	0.00000000	0.02307415	0.00000000	1.32595982	324.66522598
V-E	12515DBS2	295.06143620	0.00000000	0.94682423	0.23726242	4.40987337	0.02097005	0.00000000	0.96779427	295.06143620
V-2	12515DBT0	536.60272038	4.48556626	2.11576459	0.03763205	0.69944570	0.03781596	0.00000000	6.63914681	532.11715412

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	8,852,235.55
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,882,280.03	Master Servicing Fee	4,829.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,620.77
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	308.05
ARD Interest	0.00	Operating Advisor Fee	1,313.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,882,280.03	Total Fees	11,071.81

Principal		Expenses/Reimbursements
Scheduled Principal	980,782.13	Reimbursement for Interest on Advances	559.90
Unscheduled Principal Collections		ASER Amount	24,337.41
Principal Prepayments	5,000,000.00	Special Servicing Fees (Monthly)	24,761.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	517.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,980,782.13	Total Expenses/Reimbursements	50,176.18

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	50,421.37	Interest Distribution	2,821,032.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,980,782.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	50,421.37
		Borrower Option Extension Fees	0.00
Total Other Collected	50,421.37	Total Payments to Certificateholders and Others	8,852,235.55
Total Funds Collected	8,913,483.53	Total Funds Distributed	8,913,483.54

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	715,473,528.62	715,473,528.62	Beginning Certificate Balance	715,473,526.11
(-) Scheduled Principal Collections	980,782.13	980,782.13	(-) Principal Distributions	5,980,782.14
(-) Unscheduled Principal Collections	5,000,000.00	5,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	709,492,746.49	709,492,746.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	715,651,621.54	715,651,621.54	Ending Certificate Balance	709,492,743.97
Ending Actual Collateral Balance	709,689,974.40	709,689,974.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(2.51)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(2.52)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	129,078,227.20	18.19%	18	4.7563	NAP	Defeased	12	129,078,227.20	18.19%	18	4.7563	NAP
7,499,999 or less	10	51,243,755.40	7.22%	18	4.8928	2.097512	1.39 or less	15	332,781,272.67	46.90%	17	4.6447	0.904188
7,500,000 to 14,999,999	8	82,721,805.88	11.66%	19	4.7260	1.554453	1.40 to 1.44	1	4,919,660.52	0.69%	19	4.7900	1.440000
15,000,000 to 24,999,999	12	223,440,765.29	31.49%	17	4.6218	1.256047	1.45 to 1.54	3	14,004,172.87	1.97%	17	5.1672	1.514124
25,000,000 to 49,999,999	2	53,945,112.92	7.60%	16	4.9110	1.460272	1.55 to 1.99	5	78,377,123.49	11.05%	18	4.9747	1.715873
50,000,000 to 74,999,999	3	169,063,079.80	23.83%	17	4.5393	1.413582	2.00 to 2.49	6	98,918,597.11	13.94%	16	4.5039	2.268135
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.87	4	44,413,692.63	6.26%	20	4.4563	2.700103
Totals	47	709,492,746.49	100.00%	17	4.6803	1.467150	2.88 or greater	1	7,000,000.00	0.99%	18	4.5400	3.790000
							Totals	47	709,492,746.49	100.00%	17	4.6803	1.467150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	129,078,227.20	18.19%	18	4.7563	NAP
							Defeased	13	129,078,227.20	18.19%	18	4.7563	NAP
Arizona	1	12,319,446.53	1.74%	16	5.1400	2.050000
							Industrial	3	31,446,335.21	4.43%	19	4.7561	1.845436
California	8	183,681,449.76	25.89%	18	4.5868	1.389324
							Lodging	7	152,339,883.96	21.47%	16	4.5517	1.576103
Colorado	1	16,008,725.97	2.26%	19	4.6000	1.080000
							Mixed Use	1	25,630,261.42	3.61%	17	5.3100	1.560000
Florida	6	25,831,053.29	3.64%	19	4.8112	1.972682
							Multi-Family	1	7,144,567.39	1.01%	16	5.2000	1.540000
Georgia	2	15,272,393.69	2.15%	19	4.6971	2.950432
							Office	12	250,895,047.49	35.36%	18	4.5979	1.209850
Hawaii	2	72,559,712.89	10.23%	12	4.3017	2.123803
							Retail	10	85,301,447.73	12.02%	16	4.7320	1.330014
Illinois	2	15,598,485.40	2.20%	19	4.6100	1.790000
							Self Storage	6	27,656,976.09	3.90%	19	4.8193	2.471845
Indiana	1	17,019,783.09	2.40%	17	4.9200	1.680000
							Totals	53	709,492,746.49	100.00%	17	4.6803	1.467150
Kentucky	1	17,594,246.62	2.48%	17	4.7200	0.690000

Michigan	1	16,340,818.79	2.30%	19	4.5400	0.050000

Missouri	1	5,071,107.89	0.71%	19	4.7800	2.270000

Nevada	1	6,805,545.31	0.96%	19	4.7390	2.610000

New York	5	80,255,997.13	11.31%	18	4.6482	0.986294

Ohio	4	71,219,052.52	10.04%	17	4.9636	1.040288

Tennessee	1	2,833,278.39	0.40%	19	4.9100	1.540000

Texas	3	22,003,422.02	3.10%	18	4.9669	1.375838

Totals	53	709,492,746.49	100.00%	17	4.6803	1.467150

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	129,078,227.20	18.19%	18	4.7563	NAP	Defeased	12	129,078,227.20	18.19%	18	4.7563	NAP
	4.4999% or less	5	117,825,000.00	16.61%	17	4.2842	1.737855	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	14	307,262,717.76	43.31%	17	4.6484	1.149721	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	16	155,326,801.53	21.89%	18	4.9808	1.779819	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	709,492,746.49	100.00%	17	4.6803	1.467150	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	35	580,414,519.29	81.81%	17	4.6635	1.437736
								Totals	47	709,492,746.49	100.00%	17	4.6803	1.467150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	129,078,227.20	18.19%	18	4.7563	NAP	Defeased	12	129,078,227.20	18.19%	18	4.7563	NAP
	59 months or less	35	580,414,519.29	81.81%	17	4.6635	1.437736	Interest Only	7	148,825,000.00	20.98%	17	4.3681	1.768606
60 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	59 months or greater	28	431,589,519.29	60.83%	17	4.7653	1.323642
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	47	709,492,746.49	100.00%	17	4.6803	1.467150
	Totals	47	709,492,746.49	100.00%	17	4.6803	1.467150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	129,078,227.20	18.19%	18	4.7563	NAP			No outstanding loans in this group
Underwriter's Information		1	17,019,783.09	2.40%	17	4.9200	1.680000
	12 months or less	33	551,878,042.94	77.78%	17	4.6548	1.471745
	13 months to 24 months	1	11,516,693.26	1.62%	20	4.7000	(0.550000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	709,492,746.49	100.00%	17	4.6803	1.467150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A4	30312146	OF	Sunnyvale	CA	Actual/360	4.550%	111,089.36	39,599.63	0.00	N/A	01/06/27	--	28,354,451.13	28,314,851.50	09/06/25
2A5	30312147	OF	Sunnyvale	CA	Actual/360	4.550%	92,574.47	32,999.69	0.00	N/A	01/06/27	--	23,628,709.28	23,595,709.59	09/06/25
2A6	30312148	OF	Sunnyvale	CA	Actual/360	4.550%	74,059.57	26,399.75	0.00	N/A	01/06/27	--	18,902,967.46	18,876,567.71	09/06/25
3	30298188	LO	Various	Various	Actual/360	4.720%	240,112.53	97,783.86	0.00	N/A	02/06/27	--	59,076,348.00	58,978,564.14	09/06/25
4	30312418	OF	Monterey Park	CA	Actual/360	4.700%	216,718.10	87,851.95	0.00	N/A	04/06/27	--	53,547,367.61	53,459,515.66	09/06/25
5	30312419	LO	Honolulu	HI	Actual/360	4.199%	204,769.37	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	09/01/25
6A1	30312420	SS	Long Island City	NY	Actual/360	4.735%	138,363.35	69,934.08	0.00	N/A	02/06/27	--	33,934,533.84	33,864,599.76	09/06/25
6A4	30312421	SS	Long Island City	NY	Actual/360	4.735%	34,590.84	17,483.52	0.00	N/A	02/06/27	--	8,483,633.16	8,466,149.64	09/06/25
7	30312385	MU	Cleveland	OH	Actual/360	5.310%	117,484.06	63,353.77	0.00	N/A	02/06/27	--	25,693,615.19	25,630,261.42	08/06/25
8	30312121	OF	Brooklyn	NY	Actual/360	4.730%	97,753.33	0.00	0.00	N/A	01/06/27	--	24,000,000.00	24,000,000.00	08/06/25
10	30312387	OF	New York	NY	Actual/360	4.470%	90,455.42	0.00	0.00	N/A	03/06/27	--	23,500,000.00	23,500,000.00	04/06/25
11	30312388	RT	Compton	CA	Actual/360	4.790%	77,341.94	32,710.89	0.00	N/A	03/06/27	--	18,750,822.93	18,718,112.04	09/06/25
12	30312389	OF	Carmel	IN	Actual/360	4.920%	72,251.77	34,136.83	0.00	N/A	02/06/27	--	17,053,919.92	17,019,783.09	08/06/25
13	30312390	RT	Lynnwood	WA	Actual/360	5.040%	72,398.54	32,758.90	0.00	N/A	02/06/27	--	16,681,691.06	16,648,932.16	09/06/25
14	30312391	RT	Kailua Kona	HI	Actual/360	4.665%	64,127.58	29,003.90	0.00	N/A	12/06/25	--	15,963,716.79	15,934,712.89	09/06/25
15	30312392	LO	Denver	CO	Actual/360	4.600%	63,526.22	28,749.77	0.00	N/A	04/06/27	--	16,037,475.74	16,008,725.97	09/06/25
16	30312393	OF	Troy	MI	Actual/360	4.540%	63,991.58	27,640.08	0.00	N/A	04/06/27	--	16,368,458.87	16,340,818.79	09/06/25
17	30312394	OF	Malibu	CA	Actual/360	4.210%	65,255.00	0.00	0.00	N/A	05/06/27	--	18,000,000.00	18,000,000.00	09/06/25
18	30312395	IN	Norwich	NY	Actual/360	4.900%	66,975.06	25,106.03	0.00	04/06/27	04/06/35	--	15,872,955.84	15,847,849.81	08/06/25
19	30312396	IN	Various	IL	Actual/360	4.610%	62,011.66	22,673.30	0.00	N/A	04/06/27	--	15,621,158.70	15,598,485.40	09/06/25
20	30312397	SS	Orangeburg	NY	Actual/360	4.820%	53,187.52	25,693.72	0.00	N/A	04/06/27	--	12,814,553.55	12,788,859.83	09/06/25
21	30312398	SS	Santa Monica	CA	Actual/360	4.200%	45,548.55	27,804.03	0.00	N/A	04/06/27	--	12,594,070.02	12,566,265.99	09/06/25
22	30298147	LO	Tempe	AZ	Actual/360	5.140%	54,611.42	19,018.97	0.00	N/A	01/06/27	--	12,338,465.50	12,319,446.53	09/06/25
23	30298385	RT	Irving	TX	Actual/360	4.693%	43,866.09	22,206.60	0.00	N/A	04/06/27	--	10,854,734.14	10,832,527.54	09/06/25
24	30312399	SS	Various	FL	Actual/360	4.820%	48,515.30	16,272.49	0.00	N/A	04/06/27	--	11,688,870.03	11,672,597.54	09/06/25
25	30312400	OF	Malibu	CA	Actual/360	4.700%	46,668.38	14,271.56	0.00	N/A	05/06/27	--	11,530,964.82	11,516,693.26	05/06/25
26	30312401	OF	Torrance	CA	Actual/360	4.430%	42,724.89	0.00	0.00	N/A	05/06/27	--	11,200,000.00	11,200,000.00	09/06/25
27	30312402	RT	Flint	MI	Actual/360	4.860%	39,115.59	18,733.06	0.00	N/A	03/06/27	--	9,346,616.83	9,327,883.77	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30312403	MF	Palm Bay	FL	Actual/360	4.900%	37,930.89	17,795.42	0.00	N/A	04/06/27	--	8,989,546.82	8,971,751.40	09/06/25
29	30312404	LO	Roslyn	NY	Actual/360	4.790%	34,751.28	16,973.55	0.00	N/A	04/06/27	--	8,425,120.87	8,408,147.32	09/06/25
30	30312405	RT	Warner Robins	GA	Actual/360	4.830%	34,475.28	16,593.30	0.00	N/A	04/06/27	--	8,288,986.99	8,272,393.69	09/06/25
31	30312406	RT	New York	NY	Actual/360	4.300%	31,473.61	0.00	0.00	N/A	04/06/27	--	8,500,000.00	8,500,000.00	07/06/22
32	30298090	MF	Houston	TX	Actual/360	5.200%	32,053.50	13,783.53	0.00	N/A	01/06/27	--	7,158,350.92	7,144,567.39	09/06/25
33	30298418	RT	Las Vegas	NV	Actual/360	4.739%	27,828.63	13,850.13	0.00	N/A	04/06/27	--	6,819,395.44	6,805,545.31	09/06/25
34	30298439	OF	West Palm Beach	FL	Actual/360	4.490%	24,604.44	13,352.41	0.00	N/A	05/06/27	--	6,363,675.12	6,350,322.71	09/06/25
35	30298387	RT	Phoenix	AZ	Actual/360	5.050%	27,366.53	10,425.18	0.00	N/A	04/06/27	--	6,293,166.13	6,282,740.95	09/06/25
36	30312407	SS	Stone Mountain	GA	Actual/360	4.540%	27,366.11	0.00	0.00	N/A	03/06/27	--	7,000,000.00	7,000,000.00	09/06/25
37	30312408	OF	San Diego	CA	Actual/360	4.400%	25,688.67	0.00	0.00	N/A	04/06/27	--	6,780,000.00	6,780,000.00	09/06/25
38	30298440	RT	Palm Beach Gardens	FL	Actual/360	4.790%	20,333.20	9,931.33	0.00	N/A	04/06/27	--	4,929,591.85	4,919,660.52	09/06/25
39	30312409	OF	Creve Coeur	MO	Actual/360	4.780%	20,907.05	8,212.87	0.00	N/A	04/06/27	--	5,079,320.76	5,071,107.89	07/06/25
40	30312410	SS	Tampa	FL	Actual/360	4.830%	20,650.05	6,898.03	0.00	N/A	04/06/27	--	4,964,949.49	4,958,051.46	09/06/25
41	30298438	RT	Palm Beach Gardens	FL	Actual/360	4.790%	17,692.52	8,641.55	0.00	N/A	04/06/27	--	4,289,385.32	4,280,743.77	09/06/25
42	30312411	SS	Houston	TX	Actual/360	4.360%	18,772.22	5,000,000.00	0.00	N/A	04/06/27	--	5,000,000.00	0.00	09/06/25
43	30312412	RT	Massillon	OH	Actual/360	5.250%	19,043.33	7,876.60	0.00	N/A	04/06/27	--	4,212,350.18	4,204,473.58	09/06/25
44	30312413	RT	Loganville	GA	Actual/360	5.250%	18,945.67	7,836.21	0.00	N/A	04/06/27	--	4,190,748.25	4,182,912.04	09/06/25
45	30312414	SS	Fort Worth	TX	Actual/360	5.290%	18,368.04	5,927.11	0.00	N/A	04/06/27	--	4,032,254.20	4,026,327.09	09/06/25
46	30312415	RT	Columbia	TN	Actual/360	4.910%	12,002.98	5,610.77	0.00	N/A	04/06/27	--	2,838,889.16	2,833,278.39	09/06/25
47	30312416	SS	Various	AZ	Actual/360	4.860%	11,938.54	4,887.76	0.00	N/A	04/06/27	--	2,852,696.71	2,847,808.95	09/06/25
Totals							2,882,280.03	5,980,782.13	0.00				715,473,528.62	709,492,746.49
1 Property Type Codes
HC - Health Care		MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A4	16,682,699.84	15,406,765.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	16,682,699.84	15,406,765.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	16,682,699.84	15,406,765.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,408,242.91	1,004,770.27	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,898,434.92	1,303,322.93	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	164,167,992.00	146,201,326.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	27,562,343.11	0.00	--	--	--	0.00	0.00	180,561.27	180,561.27	0.00	0.00
8	8,459,782.54	0.00	--	--	--	0.00	0.00	97,650.00	97,650.00	0.00	0.00
10	(62,410.52)	0.00	--	--	07/07/25	5,875,000.00	67,037.02	67,551.18	378,904.86	184,523.84	0.00
11	1,572,122.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	106,315.18	106,315.18	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,576,711.04	1,581,254.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,973,636.44	1,607,094.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	849,843.09	399,478.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,154,302.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,052,503.62	2,160,168.51	01/01/25	06/30/25	--	0.00	0.00	91,739.38	91,739.38	0.00	0.00
19	1,885,116.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,270,920.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,398,021.21	1,118,989.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,749,659.22	1,751,793.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	60,785.04	243,562.39	157,628.34	0.00
26	1,450,804.57	1,463,800.62	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,984,710.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,495,037.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(128,378.00)	(33,948.97)	01/01/25	03/31/25	03/06/25	472,858.16	16,866.93	29,610.58	1,157,457.48	109,169.80	0.00
32	952,012.49	868,795.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,116,774.08	1,331,435.20	01/01/25	07/30/25	--	0.00	0.00	0.00	0.00	15,772.96	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,232,472.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	572,432.68	567,470.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	890,605.17	0.00	--	--	--	0.00	0.00	29,051.69	58,196.07	0.00	0.00
40	649,006.26	674,382.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	625,340.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	525,742.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	483,184.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	470,395.99	428,987.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	325,999.92	325,999.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	292,611,462.36	208,975,417.68				6,347,858.16	83,903.95	663,264.31	2,314,386.63	467,094.94	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
42	30312411	5,000,000.00	Payoff w/ penalty	50,421.37	0.00
Totals		5,000,000.00		50,421.37	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/25	1	5,071,107.89	0	0.00	3	43,516,693.26	0	0.00	2	20,016,693.26	0	0.00	0	0.00	1	5,000,000.00	4.680349%	4.662697%	17
08/12/25	0	0.00	1	11,530,964.82	2	32,000,000.00	0	0.00	1	8,500,000.00	1	8,288,986.99	0	0.00	0	0.00	4.678250%	4.660279%	18
07/11/25	3	32,625,283.46	1	23,500,000.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.678391%	4.660420%	19
06/12/25	1	11,560,838.85	1	5,096,319.54	2	32,000,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.678541%	4.660569%	20
05/12/25	0	0.00	1	23,500,000.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.678680%	4.660707%	21
04/11/25	1	23,500,000.00	0	0.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.678828%	4.660855%	22
03/12/25	0	0.00	0	0.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.678965%	4.660991%	23
02/12/25	1	23,500,000.00	1	11,622,902.30	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.679131%	4.661156%	24
01/10/25	0	0.00	1	11,636,745.74	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.679266%	4.661291%	25
12/12/24	0	0.00	1	11,650,533.38	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.679400%	4.661424%	26
11/13/24	1	11,665,782.34	0	0.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.679543%	4.661566%	27
10/11/24	1	11,679,452.94	0	0.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.679675%	4.661697%	28
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312385	08/06/25	0	B	180,561.27	180,561.27	0.00	25,693,615.19	10/27/20	98
8	30312121	08/06/25	0	B	97,650.00	97,650.00	0.00	24,000,000.00
10	30312387	04/06/25	4	6	67,551.18	378,904.86	197,335.65	23,500,000.00	05/07/25	2
12	30312389	08/06/25	0	B	106,315.18	106,315.18	0.00	17,053,919.92	06/28/19	98
18	30312395	08/06/25	0	B	91,739.38	91,739.38	0.00	15,872,955.84
25	30312400	05/06/25	3	3	60,785.04	243,562.39	186,498.11	11,574,932.47	05/13/24	7			08/12/25
31	30312406	07/06/22	37	6	29,610.58	1,157,457.48	547,738.10	8,500,000.00	06/23/21	7			01/17/24
39	30312409	07/06/25	1	1	29,051.69	58,196.07	500.00	5,087,499.96	05/13/25	98
Totals					663,264.31	2,314,386.63	932,071.86	131,282,923.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		15,934,713	15,934,713	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		677,710,184	629,122,383	28,571,108		20,016,693
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		15,847,850	15,847,850	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	709,492,746	660,904,945	5,071,108	0	23,500,000	20,016,693
Aug-25	715,473,529	671,942,564	0	11,530,965	23,500,000	8,500,000
Jul-25	716,450,259	651,824,976	32,625,283	23,500,000	0	8,500,000
Jun-25	717,497,086	668,839,928	11,560,839	5,096,320	23,500,000	8,500,000
May-25	718,465,458	686,465,458	0	23,500,000	0	8,500,000
Apr-25	719,504,228	687,504,228	23,500,000	0	0	8,500,000
Mar-25	720,464,310	711,964,310	0	0	0	8,500,000
Feb-25	721,644,474	678,021,572	23,500,000	11,622,902	0	8,500,000
Jan-25	722,595,714	702,458,969	0	11,636,746	0	8,500,000
Dec-24	723,543,026	703,392,492	0	11,650,533	0	8,500,000
Nov-24	724,561,496	704,395,714	11,665,782	0	0	8,500,000
Oct-24	725,500,688	705,321,235	11,679,453	0	0	8,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312385	25,630,261.42	25,693,615.19	362,000,000.00	12/01/17	24,780,156.11	1.56000	09/30/24	02/06/27	199
10	30312387	23,500,000.00	23,500,000.00	26,000,000.00	06/25/25	(164,584.52)	(0.15000)	12/31/24	03/06/27	I/O
12	30312389	17,019,783.09	17,053,919.92		--	6,644,721.00	1.68000	01/25/17	02/06/27	256
25	30312400	11,516,693.26	11,574,932.47	18,100,000.00	02/16/17	(309,788.08)	(0.55000)	12/31/23	05/06/27	259
31	30312406	8,500,000.00	8,500,000.00	10,600,000.00	01/13/25	(33,948.97)	(0.37000)	03/31/25	04/06/27	I/O
39	30312409	5,071,107.89	5,087,499.96	11,300,000.00	01/27/17	794,624.17	2.27000	12/31/24	04/06/27	259
Totals		91,237,845.66	91,409,967.54	428,000,000.00		31,711,179.71

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30312385	MU	OH	10/27/20	98

8/6/2025 - Borrower indicated it has raised new equity for the property which is expected to fund in Q1 2025. Special Servicer continues to monitor the loan and collateral as well as review any Borrower requests that come in. Special Servicer continues to monitor the pending capex-leasing funding, which remains outstanding as of 4/30/2025. Borrower has negotiated an extension of TI obligations with the tenant, Benesch. Current property occupancy remains at 89.5%.

10	30312387	OF	NY	05/07/25	2
	9/8/2025 - Loan transferred to Special Servicing due to payment default. Lender has sent PNL and notice of default. Borrower has refused to execute the PNL. Lender is looking towards foreclosure.

12	30312389	OF	IN	06/28/19	98

9/8/2025 - A Tenant Non-Renewal Trigger has occurred. Since the major tenant’s non-renewal, the Special Servicer has been monitoring leasing activity and property performance. The Borrower is actively pursuing opportunities to increase

	occupancy, and t he Special Servicer continues to work with the Borrower on various funding requests and prospective leasing efforts. The Loan continues to perform as agreed, with no recent changes.

25	30312400	OF	CA	05/13/24	7
	Special Servicer comments are not available for this cycle.

31	30312406	RT	NY	06/23/21	7
	"8/6/2025 - - Special Servicer, in collaboration with the receiver, reviewed and approved short-term leases prior to the property''s foreclosure on 1/17/2024, after which it became REO.
	- A short-term tenant remained in occupancy post-foreclosure but vacated on 2/29/2024.
	- Newmark is currently engaged for property management and leasing. The asset sits as an unoccupied single tenant ground floor retail condo with lower level storage.
	- Special Servicer is actively reviewing LOIs from prospective tenants to lease or buy. Expected lease or purchase by Q4-2025 with asset disposition projected for end of Q2-2026 if leased."
39	30312409	OF	MO	05/13/25	98

9/8/2025 - Loan has transferred to Special Servicing on 5/13/2025, due to the single tenant at the property vacating. Hello letter has been sent and the pre-negotiation letter has been executed. Counsel has been engaged. Special Servicer is

	evaluating the property and exploring all possible options. Special Servicer is dual tracking the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30298188	64,443,060.49	4.72000%	64,443,060.49	4.72000%	8	09/23/20	09/23/20	09/25/20
3	30298188	0.00	4.72000%	0.00	4.72000%	8	09/25/20	09/23/20	09/23/20
22	30298147	13,379,398.33	5.14000%	13,379,398.33	5.14000%	8	09/23/20	09/23/20	09/29/20
22	30298147	0.00	5.14000%	0.00	5.14000%	8	09/29/20	09/23/20	09/23/20
30	30312405	0.00	4.83000%	0.00	4.83000%	8	06/27/25	06/27/25	07/17/25
Totals		77,822,458.82		77,822,458.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	30312417	07/12/22	95,000,000.00	210,000,000.00	1,188,925.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
9	30312386	04/12/22	22,223,479.23	26,200,000.00	20,425,868.22	4,509,862.41	20,425,868.22	15,916,005.81	6,307,473.42	0.00	47,010.86	6,260,462.56	26.08%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			117,223,479.23	236,200,000.00	21,614,793.40	4,509,862.41	20,425,868.22	15,916,005.81	6,307,473.42	0.00	47,010.86	6,260,462.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	30312417	07/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	30312386	06/12/23	0.00	0.00	6,260,462.56	0.00	0.00	(47,010.86)	0.00	0.00	6,260,462.56
		04/12/22	0.00	0.00	6,307,473.42	0.00	0.00	6,307,473.42	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,260,462.56	0.00	0.00	6,260,462.56	0.00	0.00	6,260,462.56

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,531.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,059.03	0.00	0.00	22,588.56	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,671.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	84.76	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(20.04)	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	517.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	1,748.85	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	29.99	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	465.19	0.00	0.00	0.00
Total	0.00	0.00	24,761.62	0.00	517.25	24,337.41	0.00	0.00	559.90	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,176.18

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29